UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------
Check here if Amendment: |_|; Amendment Number:
                                                -------------
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-10006
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

AS OF 9/30/08

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none
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Form 13F Information Table Entry Total:   63
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Form 13F Information Table Value Total:   180,552
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

AS OF 09/30/08

                                                                                                 09/30/08
NAME OF ISSUER              SYMBOL         CLASS       CUSIP      MARKET VALUE   TOTAL SHARES      PRICED   DISCRETION   VOTING AUTH
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                 ABT            com       00282410         $5,141         89,284        $57.58      sole          none
AMERICAN EXPRESS            AXP            com       02581610           $223          6,287        $35.43      sole          none
BANK OF AMERICA             BAC            com       06050510         $1,886         53,896        $35.00      sole          none
BECTON DICKINSON            BDX            com       07588710           $302          3,760        $80.26      sole          none
FRANKLIN RES INC            BEN            com       35461310         $1,704         19,332        $88.13      sole          none
BROWN-FORMAN -B             BF/B           com       11563720         $4,605         64,132        $71.81      sole          none
BURLINGTON NORTH            BNI            com       12189T10           $656          7,100        $92.43      sole          none
BP PLC-ADR                  BP             com       05562210           $518         10,332        $50.17      sole          none
BRE PROPERTIES              BRE            com       05564E10         $1,979         40,388        $49.00      sole          none
BERKSHIRE HATH-B            BRK/B          com       08467020           $686            156     $4,395.00      sole          none
CITIGROUP INC               C              com       17296710           $567         27,658        $20.51      sole          none
CATERPILLAR INC             CAT            com       14912310         $1,834         30,767        $59.60      sole          none
CBS CORP-B                  CBS            com      456607100         $2,142        146,914        $14.58      sole          none
COLGATE-PALMOLIV            CL             com       19416210           $267          3,545        $75.35      sole          none
CHEVRON CORP                CVX            com       16676410         $3,665         44,437        $82.48      sole          none
DOMINION RES/VA             D              com       25746U10         $2,480         57,978        $42.78      sole          none
DEERE & CO                  DE             com       24419910           $459          9,266        $49.50      sole          none
WALT DISNEY CO              DIS            com       25468710         $4,030        131,302        $30.69      sole          none
CONS EDISON INC             ED             com       20911510           $232          5,400        $42.96      sole          none
EQUIFAX INC                 EFX            com       29442910         $1,103         32,003        $34.45      sole          none
EQUITY ONE INC              EQY            com       29475210         $1,606         78,378        $20.49      sole          none
ENTERCOM COMM-A             ETM            com       29363910         $1,002        199,581         $5.02      sole          none
FIRSTENERGY CORP            FE             com       33793210         $2,003         29,906        $66.99      sole          none
FIRST LITCH FIN             FLFL           com       32072410           $425         40,094        $10.60      sole          none
FPL GROUP INC               FPL            com       30257110           $783         15,576        $50.30      sole          none
GENERAL ELECTRIC            GE             com       36960410         $5,867        230,080        $25.50      sole          none
GRACO INC                   GGG            com       38410910         $1,019         28,620        $35.61      sole          none
IBM                         IBM            com       45920010         $3,138         26,828       $116.96      sole          none
INDYMAC BANCORP             IDMCQ          com       45660710           $113        704,734         $0.16      sole          none
JOHNSON&JOHNSON             JNJ            com       47816010        $19,777        285,465        $69.28      sole          none
JPMORGAN CHASE              JPM            com       46625H10         $2,590         55,455        $46.70      sole          none
KRAFT FOODS INC             KFT            com       50075N10         $4,446        135,770        $32.75      sole          none
KIMBERLY-CLARK              KMB            com       49436810         $1,097         16,914        $64.84      sole          none
COCA-COLA CO                KO             com       19121610         $3,898         73,712        $52.88      sole          none
LABORATORY CP               LH             com       50540R40         $1,766         25,404        $69.50      sole          none
LOWE'S COS INC              LOW            com       54866110           $557         23,501        $23.69      sole          none
MASCO CORP                  MAS            com       57459910         $5,033        280,572        $17.94      sole          none
MCDONALDS CORP              MCD            com       58013510         $2,456         39,800        $61.70      sole          none
MERRILL LYNCH               MER            com       59018810         $2,843        112,391        $25.30      sole          none
3M CO                       MMM            com       88579Y10         $1,283         18,789        $68.31      sole          none
ALTRIA GROUP INC            MO             com       02209S10         $4,570        230,348        $19.84      sole          none
OXFORD INDS INC             OXM            com       69149730         $7,754        300,185        $25.83      sole          none
PAYCHEX INC                 PAYX           com       70432610           $235          7,100        $33.03      sole          none
PEPSICO INC                 PEP            com       71344810         $8,332        116,913        $71.27      sole          none
PROCTER & GAMBLE            PG             com       74271810         $1,051         15,074        $69.69      sole          none
PROGRESS ENERGY             PGN            com       74326310         $2,318         53,744        $43.13      sole          none
PROGRESSIVE CORP            PGR            com       74331510         $2,123        122,002        $17.40      sole          none
PHILIP MORRIS               PM             com       71817210        $10,218        212,426        $48.10      sole          none
PROV & WOR RR               PWX            com       74373710           $170         10,000        $17.00      sole          none
SCANA CORP                  SCG            com       80589M10         $3,264         83,835        $38.93      sole          none
SCRIPPS NET-CL A            SNI            com       81106510           $946         26,062        $36.31      sole          none
STAPLES INC                 SPLS           com       85503010           $710         31,566        $22.50      sole          none
CONSTELLATION-A             STZ            com       21036P10         $1,884         87,803        $21.46      sole          none
AT&T INC                    T              com       00206R10         $1,517         54,323        $27.92      sole          none
THOR INDUSTRIES             THO            com       88516010           $785         31,633        $24.82      sole          none
T ROWE PRICE GRP            TROW           com       74144T10         $1,721         32,051        $53.71      sole          none
UST INC                     UST            com       90291110         $4,333         65,122        $66.54      sole          none
VERIZON COMMUNIC            VZ             com       92343V10         $2,968         92,483        $32.09      sole          none
WESTAMERICA BANC            WABC           com       95709010        $10,752        186,896        $57.53      sole          none
WINDSTREAM CORP             WIN            com       97381W10           $908         83,002        $10.94      sole          none
WEINGARTEN RLTY             WRI            com       94874110         $2,404         67,403        $35.67      sole          none
WYETH                       WYE            com       98302410         $6,279        169,986        $36.94      sole          none
EXXON MOBIL CORP            XOM            com       30231G10         $9,129        117,546        $77.66      sole          none